Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.62%(a)
Alabama–1.30%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$ 4,500	$ 4,724,904
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	395	396,165
Series 2016, RB	5.75%	06/01/2045	20	19,724
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	2,400	2,721,465
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	872,398
				8,734,656
Arizona–3.15%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	1,960,412
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(c)	5.00%	12/15/2050	405	415,427
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2039	100	69,297
Series 2019 B, RB	5.13%	01/01/2054	85	56,525
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)(d)(e)	5.00%	07/01/2022	680	688,913
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,230,972
Series 2017, Ref. RB	5.00%	11/15/2045	980	926,940
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	727,887
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	557,557
Series 2021, RB(c)	4.00%	07/01/2056	675	558,381
Mesa (City of), AZ; Series 2013, RB(b)(d)(e)	5.00%	07/01/2032	7,600	7,623,372
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	463,748
Pima (City of), AZ Industrial Development Authority (The) (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,555	1,233,662
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	362,308
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,177,237
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,083,959
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,075,021
				21,211,618
California–23.92%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,010	1,935,081
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	2,675	1,652,055
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(d)(e)(h)	5.00%	04/01/2056	2,325	2,631,855
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,453,889
Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	3,996,979
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	253,184
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	896,013
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	84,588
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	302,851
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	$ 1,800	$ 1,846,059
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	2,350	2,111,752
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	835	808,579
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	4,167,090
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	486	486,305
Series 2021 A, RB	3.25%	08/20/2036	724	676,187
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	826	792,107
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(d)(e)	5.00%	01/01/2028	4,500	5,081,548
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	196,002
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,245	1,305,063
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2041	550	550,763
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2037	2,000	2,107,141
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,680	1,646,136
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	251,929
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	1,050	1,057,194
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,400	1,407,428
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,075	3,086,751
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	774,023
Series 2016 A, RB(c)	5.00%	12/01/2041	1,275	1,297,095
Series 2016 A, RB(c)	5.25%	12/01/2056	995	1,013,398
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(d)(e)	5.00%	07/01/2033	6,700	7,695,883
Series 2003 A, RB(b)(d)(e)	5.00%	07/01/2036	3,300	3,790,509
California State University; Series 2019 A, RB(b)	5.00%	11/01/2049	2,130	2,385,946
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	1,360	1,101,511
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	637,143
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(c)	4.00%	09/01/2056	840	754,800
Series 2021, RB(c)	4.00%	08/01/2056	505	449,853
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	933,967
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	458,359
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	2,513,869
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	1,608,230
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,114,566
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,284,328
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(d)(e)	5.00%	06/01/2023	3,200	3,310,192
Series 2018 A-1, Ref. RB(d)(e)	5.00%	06/01/2022	940	940,000
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	4,070	538,587
Los Angeles (City of), CA Department of Airports; Series 2018 C, RB(i)	5.00%	05/15/2035	970	1,046,600
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2022, Ref. RB(i)	4.00%	05/15/2037	845	876,792
Series 2022, Ref. RB(i)	4.00%	05/15/2039	750	771,846
Series 2022, Ref. RB(i)	4.00%	05/15/2040	700	719,072
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(b)(d)	5.00%	07/01/2043	6,240	6,253,281
Series 2012 B, RB(b)(d)	5.00%	07/01/2043	9,805	9,825,869
Series 2022 A, RB(b)	5.00%	07/01/2051	2,350	2,704,210
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,665	1,084,621
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	300	187,211
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	$ 3,350	$ 2,719,035
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	950	1,071,802
Series 2009 B, RB	7.00%	11/01/2034	585	746,775
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,985	2,007,677
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,006,479
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2034	3,825	2,533,752
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2035	4,120	2,618,010
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	300	182,716
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,785	1,042,558
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	6,582,434
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	6,364,288
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	6,000	6,179,209
Regents of the University of California Medical Center Pooled Revenue; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	5,430	5,556,890
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, RB(i)	5.00%	05/01/2036	1,165	1,276,927
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	1,600	1,244,114
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	584,346
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,189,148
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,603,318
University of California; Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	2,385	2,445,221
University of California (Limited); Series 2021 Q, Ref. RB (INS - BAM)(f)	4.00%	05/15/2051	2,565	2,648,082
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	7,870,780
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2022	525	523,799
				160,853,650
Colorado–3.91%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	469,986
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	786,868
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	960,758
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,237,363
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,842,486
Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	1,260	1,315,634
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,637,358
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(d)(e)	5.00%	06/01/2027	580	655,810
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	509,913
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,915
Denver (City & County of), CO; Series 2018 A, RB(b)(i)	5.25%	12/01/2048	5,740	6,196,087
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	438,058
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	678,681
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	744,018
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	835	744,420
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	618,973
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	705,134
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,048
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	399,161
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	490	488,957
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	497,859
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	1,062,421
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,310,945
				26,277,853
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–2.82%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	$ 550	$ 551,420
Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,060	6,399,812
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	311,983
District of Columbia Water & Sewer Authority;
Series 2013 A, RB(b)(d)(e)	5.00%	10/01/2044	6,000	6,262,667
Series 2022 C1, RB	4.00%	10/01/2051	1,670	1,706,223
District of Columbia Water & Sewer Authority (Green Bonds); Series 2019 A, RB	5.00%	10/01/2044	1,890	2,099,305
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,602,840
				18,934,250
Florida–7.83%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	838,126
Series 2022 B, RB(c)	6.50%	11/15/2033	100	91,097
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	478,402
Broward (County of), FL;
Series 2015 A, RB(i)	5.00%	10/01/2045	1,280	1,347,433
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,615	3,834,148
Series 2019 B, RB(i)	4.00%	09/01/2044	840	850,678
Series 2022 A, RB	4.00%	10/01/2045	2,140	2,221,913
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,360	3,477,033
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2045	250	250,889
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2046	1,250	1,113,621
Central Florida Expressway Authority; Series 2019 B, RB(b)(h)	5.00%	07/01/2049	2,390	2,605,493
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(c)(k)(l)	7.75%	05/15/2035	2,250	1,530,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(d)(e)	6.00%	04/01/2023	1,250	1,295,193
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,047,423
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	670	677,971
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	1,004,570
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,055	2,203,754
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	646,247
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	282,224
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,028,964
Series 2020 B-3, RB	3.38%	08/15/2026	140	137,864
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	839,597
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(d)(e)(i)	5.00%	10/01/2022	2,000	2,024,189
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,266,827
Series 2021, RB	4.00%	10/01/2046	3,315	3,434,551
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,000	1,002,217
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,820	4,082,914
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(f)	5.00%	07/01/2035	3,415	3,432,948
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	975	1,034,106
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,490	414,347
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	115,204
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,700	410,116
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	89,627
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	515,217
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,037,281
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	911,029
South Broward Hospital District; Series 2021 A, RB	3.00%	05/01/2051	840	700,684
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	$ 1,335	$ 1,380,511
				52,654,408
Georgia–1.28%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,051,912
Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	1,180	1,192,581
Series 2020, RB(b)(h)	4.00%	07/01/2049	1,670	1,675,248
Series 2020, RB(b)	4.00%	07/01/2049	535	536,681
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB(d)(e)	5.00%	10/01/2022	510	516,254
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	500	396,851
Main Street Natural Gas, Inc.; Series 2019 C, RB(e)	4.00%	09/01/2026	1,235	1,261,505
				8,631,032
Hawaii–1.54%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2045	1,575	1,653,023
Series 2018 A, RB(i)	5.00%	07/01/2043	3,530	3,789,455
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	3,000	3,103,272
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,820,648
				10,366,398
Idaho–0.44%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	689,600
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	942,640
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,675	1,307,706
				2,939,946
Illinois–14.28%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	655,442
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	410,701
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	327,132
Series 2008, Ref. RB (INS - AGM)(f)	5.00%	11/01/2027	280	280,517
Series 2014, RB	5.00%	11/01/2044	765	782,110
Series 2014, Ref. RB(d)(e)	5.00%	01/01/2024	1,000	1,049,781
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,280,109
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,646,061
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	790	803,715
Series 2015 D, RB	5.00%	01/01/2046	555	576,457
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,691,479
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,367,999
Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2052	5,000	5,203,659
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	955	985,920
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	1,000	1,119,979
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	693,948
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,006,027
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	513,008
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,797,324
Series 2021 A, GO Bonds	4.00%	12/01/2046	1,375	1,391,192
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	$ 2,280	$ 2,317,509
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,573,755
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,132,462
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,970	3,070,110
Cook (County of), IL Forest Preserve District;
Series 2012 B, GO Bonds(b)(h)	5.00%	12/15/2032	2,460	2,467,038
Series 2012 B, GO Bonds(b)(h)	5.00%	12/15/2037	2,460	2,466,734
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,880	1,941,680
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,123,136
Series 2014, GO Bonds	5.00%	05/01/2035	285	289,932
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,018,594
Series 2016, GO Bonds	5.00%	11/01/2036	715	738,228
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,790,500
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	779,662
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	121,445
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,999,079
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,221,594
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	586,383
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,126,567
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(d)(e)	5.00%	09/01/2024	1,250	1,333,220
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	359,952
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,297,453
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(d)(e)	6.75%	08/15/2023	1,430	1,507,228
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,011,390
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	280	281,084
Series 2017, Ref. RB	5.25%	02/15/2037	200	206,366
Series 2017, Ref. RB	5.25%	02/15/2047	835	851,293
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(d)(e)	5.25%	10/01/2052	3,720	3,829,070
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(f)(g)	0.00%	12/15/2029	3,520	2,676,294
Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	1,939,164
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,030,123
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,060	1,109,485
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	965	1,009,465
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	12,300	12,464,248
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,280	2,685,237
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,584,928
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	4,150	4,461,718
				95,984,686
Indiana–3.32%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	469,157
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	500	517,173
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	510	527,516
Series 2013, RB(d)(e)(i)	5.00%	07/01/2023	3,365	3,480,574
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,630	1,673,445
Series 2012 A, RB	5.00%	06/01/2039	3,325	3,330,099
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(d)	7.38%	07/01/2023	880	907,493
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	9,000	9,167,279
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(i)	5.00%	01/01/2028	645	712,276
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,569,315
				22,354,327
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.33%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$ 1,625	$ 1,333,996
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	420,094
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(e)	5.00%	12/01/2042	2,735	2,933,611
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	503,728
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2033	1,230	1,375,633
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	919,489
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,385,878
				8,942,429
Kansas–0.37%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,522,958
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	949,421
				2,472,379
Kentucky–2.49%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(i)	4.70%	01/01/2052	665	669,057
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(e)(m)	2.08%	02/01/2025	700	704,437
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	2,886,637
Series 2015 A, RB	5.00%	01/01/2045	390	404,868
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	991,088
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,097,710
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(e)	4.00%	02/01/2028	1,480	1,527,556
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(d)(e)	5.75%	07/01/2023	1,000	1,041,786
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,860	4,306,026
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,111,418
				16,740,583
Louisiana–0.67%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	940	793,665
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,887,435
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,030	1,043,336
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	774,761
				4,499,197
Maryland–1.59%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,435,234
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2015, Ref. RB(d)(e)	5.00%	07/01/2025	4,250	4,628,305
Series 2016, Ref. RB	5.00%	07/01/2047	720	749,749
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(d)(e)	5.00%	07/01/2024	1,465	1,552,958
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	1,000	932,674
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	684,545
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	159,947
Series 2017 B, RB	5.00%	11/01/2047	550	546,843
				10,690,255
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.83%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	$ 3,125	$ 3,234,116
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,096,753
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,563,722
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	2,000	2,438,722
Massachusetts (State of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	2,505	2,943,518
				12,276,831
Michigan–3.03%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	268,355
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	264,764
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2036	2,000	2,101,666
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,409,009
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	320	308,986
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,715	2,936,742
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,826,943
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	851,286
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	572,837
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	576,131
Series 2015, RB	5.00%	07/01/2035	1,190	1,255,364
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	168,558
Series 2020, Ref. RB	5.00%	06/01/2045	490	465,598
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(d)(e)	5.00%	06/01/2024	2,005	2,123,094
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(d)(h)	5.00%	12/01/2046	3,655	3,866,426
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	610	573,057
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	779,459
				20,348,275
Minnesota–0.52%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	388,790
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(e)	4.00%	12/01/2027	1,340	1,404,203
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,316,150
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	380,576
				3,489,719
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	812,030
Missouri–1.23%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	983,609
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,005	1,075,000
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	462,762
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	354,793
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,955,018
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,387,070
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,044,906
				8,263,158
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–1.01%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.00%	09/01/2032	$ 4,690	$ 4,727,473
Series 2017 A, Ref. RB	5.00%	09/01/2042	920	1,046,994
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,021,851
				6,796,318
New Hampshire–0.31%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,104,984
New Jersey–6.02%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	920	1,055,234
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,720	3,757,563
Series 2005 N-1, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	3,390	3,610,566
Series 2017 DDD, RB(d)(e)	5.00%	06/15/2027	1,030	1,165,610
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	465	470,961
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	945	1,002,015
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2038	1,000	1,008,235
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,000	2,044,798
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,597,713
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,100	1,163,317
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	14,305	12,704,941
Series 2016 A-1, RN	5.00%	06/15/2028	960	1,041,279
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,058,711
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	953,570
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,067,140
Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,575	1,700,362
Series 2018 A, RN(b)(h)	5.00%	06/15/2030	535	574,907
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,631,436
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	899,388
				40,507,746
New York–26.41%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(i)	5.00%	01/01/2035	1,600	1,649,106
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,500,525
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,140	1,155,722
Series 2017 A, Ref. RB (INS - AGM)(f)	4.00%	02/15/2047	360	364,076
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	2,990,151
Metropolitan Transportation Authority;
Series 2012 A, RB(b)	5.00%	11/15/2027	10,000	10,154,179
Series 2020 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,685	2,636,229
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,790	1,825,782
Series 2022 A, RB	4.00%	11/15/2043	2,980	3,022,655
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	605	629,613
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,448,373
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2055	2,340	2,342,046
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,255	3,599,186
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2042	2,520	2,824,573
Subseries 2022 D-1, RB(b)	5.25%	05/01/2038	3,660	4,329,056
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(f)	3.00%	01/01/2046	$ 2,525	$ 2,131,218
New York (City of), NY Municipal Water Finance Authority;
Series 2019 EE-2, RB(b)	4.00%	06/15/2040	2,790	2,886,778
Series 2021 AA-1, RB	4.00%	06/15/2051	1,670	1,729,751
Series 2021 CC-1, RB	5.00%	06/15/2051	5,070	5,766,722
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,497,211
Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	1,456	1,460,106
Subseries 2013, RB(b)	5.00%	11/01/2038	4,500	4,641,545
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(b)(d)(e)	5.00%	06/15/2045	10,545	10,559,854
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,380	3,461,720
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	2,900	3,394,034
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	2,455	2,918,855
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(d)(e)	5.00%	02/15/2023	1,000	1,025,277
Series 2014 C, RB(b)	5.00%	03/15/2040	4,840	5,061,242
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB(c)	4.00%	07/01/2051	3,635	3,565,262
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,040	1,209,424
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	670	666,180
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,700	3,761,826
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	4,175	4,215,554
New York (State of) Thruway Authority;
Series 2019 B, RB(b)	4.00%	01/01/2050	4,790	4,880,523
Series 2019 B, RB (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,625	2,686,818
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	10,000	10,490,960
New York City (City of), NY Transitional Finance Authority; Subseries 2020 B-1, RB(b)	4.00%	11/01/2045	3,355	3,455,936
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	285,013
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,469,956
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,531,456
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,121,340
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	5,000	5,140,252
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,442,889
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	620	659,347
Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	1,043,839
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,580	1,580,111
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,340,094
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	235	244,920
Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,154,756
Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,036,872
Series 2018, RB(i)	4.00%	01/01/2036	1,495	1,441,997
New York Transportation Development Corp. (Delta Air Lines, Inc.-LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,088,635
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	3,160,341
Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,730,264
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2035	1,265	1,371,443
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,385	2,415,214
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,513,502
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	420	421,577
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	690	783,747
Series 2022 C, RB	5.00%	05/15/2047	2,000	2,292,960
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	$ 4,975	$ 5,583,320
Series 2020 A, RB	5.00%	11/15/2054	1,055	1,179,178
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,625,927
				177,597,018
North Carolina–3.33%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,336,179
City of Charlotte NC Airport Revenue(b)	5.00%	07/01/2042	1,915	2,087,730
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,154,796
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(d)(e)	5.00%	06/01/2042	4,890	4,890,000
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(d)(e)	5.00%	10/01/2055	9,050	9,914,370
				22,383,075
North Dakota–0.63%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,241,368
Series 2017 C, RB	5.00%	06/01/2048	1,900	1,979,257
				4,220,625
Ohio–6.41%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	833,828
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	527,395
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,269,607
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	477,575
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,365	4,227,685
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,375	8,507,329
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,650	1,274,153
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,200,411
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,025,223
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2026	3,545	3,133,977
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2028	3,845	3,163,499
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2038	2,800	1,472,287
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	720	736,905
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.25%	02/15/2047	2,555	2,746,716
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,736,302
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(e)	8.00%	07/01/2022	985	990,198
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,404,935
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,825	1,825,366
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)	6.00%	04/01/2038	1,490	670,500
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	750	790,484
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,515	2,530,068
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	575	573,675
				43,118,118
Oklahoma–1.10%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,002,474
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,005	5,108,096
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(k)	5.00%	08/01/2052	1,825	1,825
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,259,482
				7,371,877
Oregon–0.64%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	509,850
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	$ 3,360	$ 3,780,474
				4,290,324
Pennsylvania–2.40%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	825,732
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,057,131
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,508,048
Series 2017 B-1, RB	5.25%	06/01/2047	1,250	1,325,706
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,284,516
Series 2018 B, RB	5.25%	12/01/2048	1,160	1,258,413
Series 2021 A, RB	4.00%	12/01/2050	1,260	1,224,207
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,133,198
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	4,920	5,220,983
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(c)	5.00%	06/15/2040	150	153,049
Series 2020, Ref. RB(c)	5.00%	06/15/2050	285	287,233
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	835,537
				16,113,753
Puerto Rico–5.82%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,474,477
Series 2002, RB	5.63%	05/15/2043	1,825	1,858,295
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	935,455
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	242,177
Series 2008 A, RB(g)	0.00%	05/15/2057	14,910	1,003,999
Series 2008 B, RB(g)	0.00%	05/15/2057	37,725	1,998,912
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	958	880,879
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,762	3,812,190
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,277,824
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	335	313,417
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(d)	5.00%	07/01/2033	180	180,524
Series 2012 A, RB(d)	5.13%	07/01/2037	1,600	1,604,817
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 04/08/2020; Cost $569,943) (INS - NATL)(f)(l)	4.75%	07/01/2033	575	592,739
Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $1,915,403) (INS - NATL)(f)(l)	5.25%	07/01/2029	1,900	1,976,517
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	725	756,018
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	640	667,647
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	379,021
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	643,610
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	760	792,728
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,195	1,268,865
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,071,074
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,294,957
Series 2018 A-1, RB(g)	0.00%	07/01/2046	5,030	1,530,486
Series 2018 A-1, RB(g)	0.00%	07/01/2051	15,350	3,391,638
Series 2018 A-1, RB	4.75%	07/01/2053	1,469	1,477,963
Series 2018 A-1, RB	5.00%	07/01/2058	3,971	4,047,305
Series 2019 A-2, RB	4.33%	07/01/2040	1,655	1,657,067
				39,130,601
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	$ 700	$ 725,995
South Carolina–2.19%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(d)(e)	5.25%	08/01/2023	4,450	4,633,666
South Carolina (State of) Ports Authority;
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	3,240	3,527,129
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	215	234,053
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	1,045	1,137,608
South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.50%	12/01/2053	3,830	3,946,058
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,215,919
				14,694,433
South Dakota–1.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,975	2,983,266
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,572,159
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,393,787
				6,949,212
Tennessee–1.04%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,700	1,735,688
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	1,842,116
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	1,000	1,006,360
Memphis (City of), TN; Series 2020, RB	4.00%	12/01/2050	1,680	1,715,067
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2049	655	706,002
				7,005,233
Texas–15.75%
Alamo Community College District; Series 2012, GO Bonds(b)	5.00%	08/15/2034	4,895	4,920,582
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,504,622
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	670	731,418
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,250	1,306,007
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,751,515
Harris County Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,317,501
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	500	513,501
Series 2021, RB(i)	4.00%	07/15/2041	585	522,789
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	985	990,081
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2026	3,975	3,533,203
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2027	5,015	4,311,722
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(e)	5.50%	08/15/2024	1,230	1,311,382
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,087,644
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,100	2,179,528
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,588,671
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	525,000
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,212,683
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,985	2,052,938
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)(g)	0.00%	12/01/2025	265	286,985
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2041	1,235	1,139,624
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(d)	6.50%	01/01/2043	1,000	1,027,418
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,520	2,390,923
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	$16,400	$ 13,913,460
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2029	2,725	2,226,362
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,550	2,680,336
San Antonio (City of), TX;
Series 2013, RB(d)(e)	5.00%	02/01/2023	2,405	2,460,340
Series 2021 A, RB	5.00%	02/01/2046	1,755	1,973,823
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	2,265	2,268,908
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	2,475	2,479,067
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,415	3,622,441
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,667,903
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	1,035,471
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	1,785	1,195,950
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	90,977
Series 2020, Ref. RB	6.75%	11/15/2051	85	90,566
Series 2020, Ref. RB	6.88%	11/15/2055	85	91,035
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,267,671
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	670	701,938
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,715,696
Series 2019, RB(g)	0.00%	08/01/2037	1,250	651,984
Series 2019, RB(g)	0.00%	08/01/2039	1,400	653,670
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,075	1,663,612
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	705	361,731
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,162,007
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	3,905,382
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(g)	0.00%	08/15/2027	6,800	5,900,590
Series 2002, RB(d)(g)	0.00%	08/15/2027	200	176,102
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,545	3,817,488
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,097,188
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,305,346
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,390	2,494,043
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,008
				105,881,832
Utah–1.64%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	413,301
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,257
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,275	1,353,368
Series 2018 A, RB(i)	5.25%	07/01/2048	1,710	1,838,078
Series 2021 A, RB(i)	5.00%	07/01/2032	835	936,424
Series 2021 A, RB(i)	5.00%	07/01/2051	1,290	1,396,173
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,540	2,680,244
Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	2,025	2,042,238
				11,040,083
Virginia–2.40%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS - NATL)(f)	5.25%	07/15/2022	665	667,819
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,526,109
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $330,000)(l)	5.00%	09/01/2050	$ 330	$ 241,249
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)(i)	6.00%	01/01/2037	785	787,841
Series 2012, RB(d)(i)	5.50%	01/01/2042	3,355	3,365,830
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,203,630
Series 2017, RB(i)	5.00%	12/31/2052	2,420	2,514,578
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	01/01/2037	3,200	3,498,377
Virginia (State of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	835	905,368
Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,325	1,428,057
				16,138,858
Washington–2.58%
Kalispel Tribe of Indians; Series 2018 A, RB(c)	5.00%	01/01/2032	1,350	1,469,399
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,511,283
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(f)(g)	0.00%	12/01/2029	5,100	4,135,204
Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,850	2,071,258
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,214,946
Series 2018, RB(b)(h)	5.00%	07/01/2048	4,140	4,312,410
Series 2018, RB	5.00%	07/01/2048	830	851,132
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	425,448
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	348,726
				17,339,806
West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	840	913,767
Wisconsin–4.35%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.75%	08/01/2031	900	841,409
Series 2017, RB(c)	6.75%	12/01/2042	2,100	1,995,234
Public Finance Authority (Explore Academy); Series 2022 A, RB(c)	6.13%	02/01/2050	455	436,833
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,420	3,620,334
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	660,992
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,385	1,494,787
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	24,670	4,564,409
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	835	685,677
Series 2021, RB	4.00%	08/15/2051	2,805	2,741,533
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,013,400
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,002,090
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(c)	6.13%	02/01/2050	420	403,231
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	393,600
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,781,913
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,751,326
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	857,669
				29,244,437
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.34%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(e)(f)	5.00%	01/01/2047	$ 2,060	$ 2,315,254
TOTAL INVESTMENTS IN SECURITIES(o)–162.62% (Cost $1,064,549,743)					1,093,361,029
FLOATING RATE NOTE OBLIGATIONS–(28.66)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(p)					(192,720,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.67)%					(233,072,465)
OTHER ASSETS LESS LIABILITIES–0.71%					4,754,851
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$672,323,415
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $52,329,519, which represented 7.78% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $54,194,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $3,252,775, which represented less than 1% of the Trust’s Net Assets.
(l)	Restricted security. The aggregate value of these securities at May 31, 2022 was $5,536,455, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(n)	Security subject to crossover refunding.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.15%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $280,635,158 are held by TOB Trusts and serve as collateral for the $192,720,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value Municipal Income Trust